Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Capitalized Costs Relating to Oil and Gas Producing Activities (Detail) - Oil and Gas Producing Activities [member] - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	$ 5,912	$ 7,369	$ 7,249
Proved oil and gas properties	100,962	92,277	76,945
Support Equipment	87,100	85,096	72,066
Gross Capitalized costs	193,974	184,742	156,260
Depreciation, depletion and amortization	(65,978)	(57,849)	(44,378)
Net capitalized costs	127,996	126,893	111,882
Consolidated entities [member] | Brazil [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	5,803	6,978	6,720
Proved oil and gas properties	96,195	87,925	70,822
Support Equipment	86,021	84,549	70,931
Gross Capitalized costs	188,019	179,452	148,473
Depreciation, depletion and amortization	(63,245)	(55,580)	(40,763)
Net capitalized costs	124,774	123,872	107,710
Consolidated entities [member] | South America [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	109	115	133
Proved oil and gas properties	111	88	2,016
Support Equipment	606	473	1,066
Gross Capitalized costs	826	676	3,215
Depreciation, depletion and amortization	(504)	(348)	(2,037)
Net capitalized costs	322	328	1,178
Consolidated entities [member] | North America [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties		276	396
Proved oil and gas properties	4,656	4,264	4,107
Support Equipment	81	70	65
Gross Capitalized costs	4,737	4,610	4,568
Depreciation, depletion and amortization	(2,217)	(1,917)	(1,574)
Net capitalized costs	2,520	2,693	2,994
Consolidated entities [member] | Others [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Support Equipment	392	4	4
Gross Capitalized costs	392	4	4
Depreciation, depletion and amortization	(12)	(4)	(4)
Net capitalized costs	380
Consolidated entities [member] | Foreign countries [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	109	391	529
Proved oil and gas properties	4,767	4,352	6,123
Support Equipment	1,079	547	1,135
Gross Capitalized costs	5,955	5,290	7,787
Depreciation, depletion and amortization	(2,733)	(2,269)	(3,615)
Net capitalized costs	3,222	3,021	4,172
Equity method investees [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	3,134	2,811	2,899
Support Equipment	6	6	88
Gross Capitalized costs	3,140	2,817	2,987
Depreciation, depletion and amortization	(1,287)	(1,165)	(1,282)
Net capitalized costs	$ 1,853	$ 1,652	$ 1,705